Founders Claim Accrual (Details)	Jan. 31, 2023 USD ($) shares	Sep. 30, 2025 $ / shares	Jan. 31, 2023 ₪ / shares
Private Dror [Member]
Founders Claim Accrual [Line Items]
Founders claim accrual | $	$ 240,000
Common Stock [Member]
Founders Claim Accrual [Line Items]
Ordinary shares | shares	330,952,906
Price per shares | $ / shares		$ 0.011
Founders shares [Member]
Founders Claim Accrual [Line Items]
Price per shares | ₪ / shares			₪ 0.0001